Offerings - Offering: 1	Jun. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	32.985
Maximum Aggregate Offering Price	$ 16,492,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,277.61
Offering Note
(1) This Registration Statement registers the issuance of an aggregate of 500,000 shares of common stock, par value $0.01 per share (“Common Stock”), of Global Industrial Company available for issuance under the Global Industrial Company Amended and Restated 2018 Employee Stock Purchase Plan (the “Plan”). Pursuant to Rule 416(a) of the Securities Act of 1933 (as amended, the “Securities Act”), this Registration Statement also covers such additional securities as may be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. Based upon the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on June 22, 2026. Pursuant to General Instruction E to Form S-8, a filing fee is only being paid with respect to the registration of additional securities under the Plan.